S000027379 [Member] Investment Objectives and Goals - AB Municipal Bond Inflation Strategy	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Municipal Bond Inflation Strategy
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.